Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (7,556)	€ (3,817)
Deferred tax liability asset	127	931
Total	(7,429)	(2,886)	[1]
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(4,504)	(40)
Deferred tax liability asset	270	(310)
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(3,052)	(3,777)
Deferred tax liability asset	€ (143)	€ 1,241

[1]	The Group has initially applied IFRS 9 as at January 1, 2018. Under the transition method chosen, comparative information has not been restated except for separately presenting impairment losses on trade receivables. See note 5.